Subsequent Events	6 Months Ended
Jun. 30, 2022
Events after the balance sheet date
Events after the balance sheet date
17.	Events after the balance sheet date
No events have occurred after the Balance Sheet date that could have a material impact on the unaudited condensed consolidated financial statements.